Transactions With Related Parties (Details) (USD $)	3 Months Ended		5 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	May 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Due from related parties, promissory note	$ 600,000			$ 600,000		$ 600,000
Promissory note interest rate	12.00%			12.00%
Accrued interest	100,000			100,000		100,000
Advisory fees from related party	0			0
Related party general and administrative expenses	3,000,000	800,000	200,000	6,100,000	1,100,000
Legal fees				100,000	500,000
Accounts payable, related party	100,000			100,000		400,000
TSPFI And BREF [Member]
Legal fees					$ 200,000